                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM N-Q AMENDMENT
                       TO FORM N-Q FILED ON APRIL 29, 2005

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5822
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                            MFS CHARTER INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: February 28, 2005
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/05

MFS(R) CHARTER INCOME TRUST

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THE TRUST IS A CLOSED-END INVESTMENT PRODUCT. SHARES OF THE TRUST ARE ONLY AVAILABLE FOR PURCHASE/SALE ON THE NYSE AT THE CURRENT MARKET PRICE. SHARES MAY TRADE AT A PREMIUM OR DISCOUNT TO NAV.

Visit MFS.COM for the latest information about your investment.

    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Charter Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 95.8%
-----------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                            $    555,000     $    578,587
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                       1,710,000        1,932,300
-----------------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                                         2,195,000        2,260,850
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 7.7938%, 2012##                                                                             150,000          154,125
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                                                              340,000          362,950
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                           1,390,000        1,487,300
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                                                        1,140,000        1,370,118
-----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034##                                                                           542,000          559,022
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2008                                                    580,000          566,950
-----------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                                                       355,000          379,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,652,052
-----------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                                                         $  3,600,000     $  5,499,688
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                              $  1,073,054     $    883,444
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                                                           $    222,233     $        667
-----------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                          3,000,000        3,112,950
-----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2901%, 2026                                                                2,000,000        2,069,608
-----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                                 1,586,134        1,426,529
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2030##                                                      3,535,000        3,560,285
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2030##                                      2,000,000        1,895,861
-----------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                                                   2,000,000        1,896,250
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                               2,000,000        1,979,040
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.5602%, 2028^^                                            77,285,383        1,678,739
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                                          850,000          947,834
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                                        3,000,000        3,453,511
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8612%, 2031^^                                                         22,865,174          504,003
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.878%, 2035                                                  1,340,523        1,323,766
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 4.67%, 2035                                                           2,484,152        2,473,669
-----------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                               3,163,091        3,322,767
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 29,645,479
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                                       $     75,000     $     75,937
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                                                            400,000          509,734
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                        1,400,000        1,373,030
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                                  500,000          501,563
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                                         1,200,000        1,191,516
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                         500,000          491,156
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                                   730,000          777,450
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                         781,000          882,530
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                             84,000           98,700
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                                     270,000          317,250
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 8.625%, 2014##                                                                   105,000          111,825
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,330,691
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 5.745% to 2049                                        $  1,500,000     $  2,147,137
-----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                                           2,408,000        2,462,180
-----------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506%, 2049##                                                          1,676,000        1,643,767
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.82% to 2049##                                                 1,330,000        1,426,925
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                                    2,100,000        2,113,339
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                                                              128,000          139,200
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                                                            367,000          399,113
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                              1,898,000        1,981,163
-----------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.863% to 2049                                                       829,000          894,091
-----------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                                                       1,940,000        1,944,850
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                       1,300,000        1,441,705
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 16,593,470
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                      $  1,050,000     $  1,168,125
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                                 580,000          474,150
-----------------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                                2,390,000        2,560,048
-----------------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 10.5%, 2006                                                                1,900,000        2,043,370
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                                         280,000          291,900
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                           1,025,000          981,438
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                     1,169,000        1,491,819
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,010,850
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                                 $  2,680,000     $  2,817,302
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                             2,537,000        2,805,072
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,622,374
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                                                    $    660,000     $    666,600
-----------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                                         260,000          290,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    957,150
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                      $    265,000     $    269,638
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                                  920,000          997,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,266,688
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                                   $    365,000     $    414,070
-----------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                                                              1,095,000        1,127,850
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                                  331,000          347,964
-----------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                 EUR               100,000          143,779
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                                  $    750,000          885,000
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                                     395,000          422,650
-----------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                                           830,000          879,800
-----------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                                  325,000          337,188
-----------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                                                              60,000           63,300
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                                                         135,000          142,931
-----------------------------------------------------------------------------------------------------------------------------------
Yara International A.S.A., 5.25%, 2014##                                                                 2,000,000        2,006,058
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,770,590
-----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                          $  2,775,000     $  3,118,539
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                           $    935,000     $  1,035,461
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                                                                 $    460,000     $    468,050
-----------------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                                                                     560,000          606,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,074,250
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                              $    530,000     $    596,250
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                         660,000          712,800
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                          500,000          550,000
-----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                                    190,000          185,725
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,044,775
-----------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 5.875%, 2015##                                                     $    830,000     $    842,450
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                            $  1,145,000     $  1,190,800
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                             $    420,000     $    500,850
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                              1,510,000        1,793,125
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Master Trust, 9.5%, 2027##                                                                         2,005,000        2,611,513
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                         2,576,000        3,091,200
-----------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                                   1,363,000        1,651,813
-----------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                                      464,000          579,157
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 10,227,658
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 5.7%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                                  $ 11,290,593     $ 11,495,235
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                                       1,289,000        1,624,140
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                                  2,262,000        2,725,830
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                         1,001,000        1,131,130
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                                                           1,311,000        1,583,033
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                                                              851,000          919,080
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                                     469,000          546,971
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                                     1,974,000        2,472,435
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                                                      4,495,000        4,077,118
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                            1,071,000        1,542,668
-----------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                              2,645,000        3,934,438
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 32,052,078
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                                   $    335,000     $    375,200
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                                                    140,000          148,050
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                                      925,000          994,375
-----------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75%, 2014                                                                              550,000          598,813
-----------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                            1,800,000        1,996,079
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014##                                                                   225,000          243,563
-----------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                                          625,000          690,625
-----------------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25%, 2012                                                                       550,000          606,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,653,080
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                        $  2,345,000     $  2,743,106
-----------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                                  849,000          959,370
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,702,476
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                                   $    349,000     $    360,342
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                                          1,865,000        1,830,287
-----------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                             675,000          707,063
-----------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                               550,000          522,500
-----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                           1,784,000        2,170,937
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                            1,700,000        1,869,043
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,460,172
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                                  $    340,000     $    375,700
-----------------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                                360,000          431,100
-----------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011                                                                      $    550,000     $    591,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,398,050
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.75%, 2011                                                               $    915,000     $    942,450
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                                     460,000          502,550
-----------------------------------------------------------------------------------------------------------------------------------
Donohue Forest Products, Inc., 7.625%, 2007                                                              1,588,000        1,643,580
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                                                        995,000        1,150,469
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                                                         800,000          894,000
-----------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                                         515,000          570,363
-----------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                                      695,000          729,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,433,162
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                                             $    640,000     $    710,400
-----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                             680,000          709,750
-----------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                                  730,000          843,150
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                             550,000          584,375
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                           1,385,000        1,551,200
-----------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                                        550,000          635,938
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                                  295,000          324,500
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                                     990,000        1,119,938
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                                                       80,000           82,400
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                                  1,135,000        1,313,763
-----------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                          600,000          627,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,502,414
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                               $    335,000     $    378,550
-----------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014                                                                     730,000          756,463
-----------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                                         205,000          223,963
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,358,976
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                                $  1,351,000     $  1,371,632
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 18.0%
-----------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                                        CAD               260,000     $    218,595
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                                                      AUD             1,844,000        1,510,392
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007                                                    EUR             2,998,000        4,083,658
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                  EUR             9,128,000       12,349,300
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                 EUR             1,856,000        2,467,377
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                 EUR               720,000        1,259,676
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2010                                                         CAD             1,761,000        1,542,572
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                        CAD             1,561,000        1,355,900
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                                           CAD               224,000          254,902
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                                      NZD             1,373,000        1,029,085
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013^                                                   NZD             8,918,000        6,640,920
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                          EUR               924,000        1,260,787
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                             EUR             1,973,000        2,874,633
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                      EUR             3,164,000        4,451,231
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                      EUR             4,770,000        6,505,983
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                               EUR             1,600,000        2,315,502
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                            EUR             4,584,000        6,781,645
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                          EUR             1,838,000        2,608,023
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                            EUR             2,313,000        3,367,881
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                         EUR               358,000          510,133
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                            EUR             3,829,000        5,105,572
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                        EUR             2,014,000        3,014,315
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                          EUR             4,665,000        6,481,225
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                             EUR             1,681,000        2,318,229
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                         EUR             6,952,000        9,584,021
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                          EUR               759,000        1,083,437
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                                     GBP               826,000        1,689,671
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                     GBP             1,091,000        2,186,039
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                        GBP             2,360,000        5,783,562
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $100,634,266
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                                                $    940,000     $    989,350
-----------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009##                                                                         550,000          541,750
-----------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                                      240,000          264,000
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                           331,000          383,133
-----------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                                   325,000          362,375
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                           340,000          342,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,883,158
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                                                                  $    550,000     $    610,500
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                                      1,147,000        1,258,833
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                                   1,100,000        1,258,205
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                                    725,000          735,847
-----------------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                                                360,000          369,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,232,385
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                   $    750,000     $    795,000
-----------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                              2,100,000        2,247,000
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                                         355,000          384,288
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                         850,000          858,500
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                              413,000          470,820
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,755,608
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 14.5%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                           $  9,109,805     $  9,432,138
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2019 - 2034                                                                           39,042,284       39,569,059
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.9957%, 2020                                                                                    3,477            3,477
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032 - 2033                                                                            5,439,727        5,668,479
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                                    14,292,342       14,123,121
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                                    2,894,224        2,973,972
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2034                                                                                  9,150,465        9,250,167
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 81,020,413
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                                    $  1,190,000     $  1,297,100
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                      $  1,600,000     $  1,888,659
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                                         570,000          618,450
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                           2,800,000        3,021,040
-----------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                                311,000          315,211
-----------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                               550,000          609,125
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                           800,000        1,012,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,464,485
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9%, 2009                                                                         $    550,000     $    605,000
-----------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                                                     435,000          465,450
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,070,450
-----------------------------------------------------------------------------------------------------------------------------------
OILS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011##                                                                     $    550,000     $    566,500
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                                   550,000          599,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,166,000
-----------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                        $    550,000     $    574,750
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                                      $    730,000     $    817,600
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                           327,000          375,232
-----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                        515,000          524,013
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,716,845
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                                    $  1,324,000     $  1,402,095
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                       $  1,500,000     $  1,816,133
-----------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                         $    210,000     $    224,700
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 9.8%, 2008                                                                                      940,000        1,118,600
-----------------------------------------------------------------------------------------------------------------------------------
JC Penney Co., Inc., 7.4%, 2037                                                                          1,544,000        1,749,216
-----------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                        1,100,000        1,091,695
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                                               365,000          381,425
-----------------------------------------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                                                       756,000          786,240
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,351,876
-----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                          $    475,000     $    515,375
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                             $  1,500,000     $  2,040,366
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                             375,000          435,000
-----------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                        1,700,000        1,863,076
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                               365,000          396,025
-----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                                   1,552,000        1,678,100
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                                1,360,000        1,489,200
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                                        550,000          564,438
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                          595,000          651,525
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                                                         811,000          881,963
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,999,693
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05%, 2011                                                                               $    550,000     $    637,312
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.75%, 2031                                                                                  1,005,000        1,277,606
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                                 1,045,000        1,204,362
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                                   845,000          838,662
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                      650,000          745,062
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                                 1,500,000        2,021,578
-----------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                            810,000          905,175
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                                              1,100,000        1,201,750
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                                                                550,000          636,625
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                                          230,000          273,125
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                                     2,500,000        2,498,268
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                     2,542,000        2,816,828
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 15,056,353
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                     $    818,000     $    860,945
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                                    $    330,000     $    325,050
-----------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                            1,225,000        1,433,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,758,300
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                                                                  $  5,005,000     $  5,426,701
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                                    6,100,000        6,193,354
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                               8,022,510        7,793,717
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                               6,248,570        6,229,291
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                               2,449,042        2,493,318
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 28,136,381
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 11.7%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.75%, 2005                                                                     $  8,000,000     $  8,286,248
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                                                           7,500,000        9,463,478
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625%, 2015                                                                       3,350,000        5,082,710
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                                        5,025,000        7,338,857
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                       10,000,000       10,995,310
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                                        8,000,000        8,329,688
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007###                                                                     3,405,629        3,578,968
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                           10,463,146       10,788,895
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                                         1,263,000        1,251,012
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 65,115,166
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                          $    320,000     $    364,800
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                               435,000          349,087
-----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                                  1,258,000        1,383,121
-----------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                             2,300,000        2,805,846
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                                      240,000          268,800
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                         919,000        1,065,936
-----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                               1,233,000        1,332,387
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                           1,130,000        1,221,607
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                                          1,547,000        1,817,298
-----------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                                      545,000          569,525
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015##                                                                         1,140,000        1,154,250
-----------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                                         995,000        1,007,046
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                                      265,000          278,913
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                        430,000          483,750
-----------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                            2,478,257        2,437,217
-----------------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 7.5%, 2010                                                                              550,000          610,500
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                                  1,753,000        1,792,639
-----------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                            160,000          170,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 19,113,522
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $516,408,796)                                                                            $535,639,748
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                                         5,720     $    562,848
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                                        6     $        270
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,127,651)                                                                             $    563,118
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                    STRIKE PRICE  FIRST EXERCISE   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                      $  0.14         1/28/97          1,625     $          0
-----------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                         0.14         1/28/97            750                0
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                               52.00         12/31/02            11               19
-----------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                                20.78         5/29/03            760              304
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $39,014)                                                                              $        323
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                                3,950,107     $  3,950,107
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.61%, dated 02/28/2005, due 03/01/2005, total to be received
  $17,252,251 (secured by various U.S. Treasury and Federal Agency obligations
  in a jointly traded account), at Cost                                                               $ 17,251,000     $ 17,251,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $539,776,568)                                                                    $557,404,296
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                                     1,397,150
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $558,801,446
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.

    ^   All or a portion of this security is on loan.

    ^^ Interest only security for which the fund receives interest on the notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

    ##  SEC Rule 144A restriction.

    ### Security segregated as collateral for open futures contracts.

    ~ As of February 28, 2005, the fund had 2 securities representing $976,918 and 0.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

All amounts are stated in U.S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

        AUD = Australian Dollar
        CAD = Canadian Dollar
        CNY = Chinese Yuan Renminbi
        DKK = Danish Krone
        EUR = Euro
        GBP = British Pound
        MXN = Mexican Peso
        NZD = New Zealand Dollar
        SEK = Swedish Krona

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2005, are as follows:

  United States       67.1%
  Germany              4.2%
  Great Britain        2.7%
  Ireland              2.2%
  Brazil               2.1%
  Russia               2.1%
  Netherlands          2.0%
  Canada               1.8%
  Mexico               1.7%
  Other               14.1%

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CHARTER INCOME TRUST

SUPPLEMENTAL SCHEDULES (UNAUDITED)
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $546,497,474
                                               ============
Gross unrealized appreciation                  $ 19,970,795

Gross unrealized depreciation                    (9,063,973)
                                               ------------
  Net unrealized appreciation (depreciation)   $ 10,906,822
                                               ============

(2) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                             NET UNREALIZED
                       CONTRACTS TO                                           CONTRACTS       APPRECIATION
SETTLEMENT DATE      DELIVER/RECEIVE                     IN EXCHANGE FOR       AT VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
SALES
4/11/05                    AUD             3,107,893       $  2,365,946      $  2,452,488     ($    86,542)
4/11/05                    DKK             2,836,694            487,865           505,435          (17,570)
3/4/05-5/16/05             EUR            69,453,707         90,375,994        92,118,993       (1,742,999)
3/10/05                    GBP             5,503,029         10,290,664        10,571,466         (280,802)
4/6/05                     MXN            64,428,000          5,662,009         5,759,391          (97,382)
4/11/05                    NZD            10,660,952          7,395,875         7,721,975         (326,100)
3/14/05                    SEK             2,018,612            286,060           295,456           (9,396)
                                                           ------------      ------------     ------------
                                                           $116,864,413      $119,425,204     ($ 2,560,791)
                                                           ============      ============     ============

PURCHASES
4/11/05                    AUD             1,334,141       $  1,046,720      $  1,052,792     $      6,072
2/6/06                     CNY            42,072,400          5,350,000         5,292,720          (57,280)
3/31/05                    DKK             2,622,369            478,962           467,154          (11,808)
4/6/05-5/16/05             EUR             9,324,735         12,119,419        12,370,103          250,684
3/31/05-5/16/05            GBP             3,499,437          6,520,618         6,700,300          179,682
4/6/05-8/1/05              MXN           129,427,200         11,200,000        11,452,515          252,515
4/14/05                    SEK             7,670,131          1,087,607         1,123,389           35,782
                                                           ------------      ------------     ------------
                                                           $ 37,803,326      $ 38,458,973     $    655,647
                                                           ============      ============     ============

At February 28, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $67,640 with Merrill Lynch International.

At February 28, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                                Unrealized
                                                                               Appreciation
Description                      Expiration      Contracts      Position      (Depreciation)
-------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year      March 2005         444           Short        $    144,553
U.S. Treasury Notes 5 Year       March 2005         400           Short             416,551
U.S. Treasury Notes 2 Year       March 2005          75           Short              92,166
                                                                               ------------
                                                                               $    653,270
                                                                               ============

At February 28, 2005, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts. (C)2005 MFS Investment Management


(C) 2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST
            ----------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 6, 2005
      -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 6, 2005
      -----------


By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 6, 2005
      -----------

* Print name and title of each signing officer under his or her signature.